LOANS PAYABLE (Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended											7 Months Ended	12 Months Ended
	Aug. 06, 2020 CAD ($) $ / shares	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Oct. 31, 2020 CAD ($) $ / shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 USD ($) shares	May 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
Disclosure Of Loans Payable [Line Items]
Additions to loan payable													$ 3,833,768		$ 11,383,148	$ 5,367,275
Deferred tax liabilities													$ 748,857			907,480	$ 791,705
Conversion on loan payable (shares) | shares													1,258,992		505,050
Finance charges													$ 187,680		$ 181,970	334,410
Convertible loan facility [Member] | Beedie Capital ("Beedie") [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility												$ 12.0
Initial advance of convertible loan facility												7.0
Undrawn convertible loan facilities												5.0
Minimum tranches of convertible loan facility												$ 1.3
Stated rate percentage												8.00%
Interest rate on standby funds available												2.50%
Principal payment due period												April 21, 2023
Conversion price per share | $ / shares												$ 5.56
Convertible loan facility [Member] | Beedie Capital ("Beedie") [Member] | First Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Initial advance of convertible loan facility										$ 7.0	$ 5,400,000
Allocation to liability portion											3,200,000
Allocation of conversion feature											2,100,000
Deferred tax liabilities											$ 600,000
Effective interest rate on liability										23.50%	23.50%
Expected life of liability										4 years	4 years
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member]
Disclosure Of Loans Payable [Line Items]
Remaining undrawn available from original loan facility						$ 20.0								$ 12.0
Finance charges													$ 187,680		$ 181,970	$ 334,410
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | First Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Interest rate on standby funds available	1.50%
Conversion price per share | $ / shares						$ 5.56		$ 5.56
Additions to loan payable	$ 5.0
Conversion of loan facility, converted amount	$ 6.0					$ 1.0		$ 6.0
Conversion on loan payable (shares) | shares							179,856	1,079,136	1,079,136
Remaining drew down from original loan facility						$ 1.0
Revised conversion price per share | $ / shares	$ 9.90
Addition to loan facility	$ 20.0
Minimum advance drawn from additional loan facility	$ 2.5
Premium percentage to 30-day Volume Weighted Average Price ("VWAP")	20.00%
Convertible loan facility, converted amount derecognized in liability							$ 500,000		$ 3,100,000
Convertible loan facility, converted amount derecognized in equity reserves							300,000		1,800,000
Convertible loan facility, converted amount derecognized in share capital							800,000		4,900,000
Deferred income tax expense to offset equity reserves							$ 200,000		400,000
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | Second Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares	$ 9.90			$ 9.90		$ 9.90
Additions to loan payable								$ 5.0	3,800,000
Allocation to liability portion									2,800,000
Allocation of conversion feature									$ 1,000,000
Deferred tax liabilities																			$ 300,000
Effective interest rate on liability								20.00%	20.00%
Expected life of liability								3 years	3 years
Conversion of loan facility, converted amount				$ 5.0
Conversion on loan payable (shares) | shares				505,050	505,050
Remaining drew down from original loan facility						$ 5.0
Convertible loan facility, converted amount derecognized in liability					$ 3,100,000
Convertible loan facility, converted amount derecognized in equity reserves					1,000,000
Convertible loan facility, converted amount derecognized in share capital					4,100,000
Deferred income tax expense to offset equity reserves					300,000
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | Third Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares				$ 14.30										$ 14.30
Additions to loan payable				$ 5.0	4,000,000
Allocation to liability portion					3,200,000
Allocation of conversion feature					$ 800,000
Deferred tax liabilities																		$ 200,000
Effective interest rate on liability				20.00%	20.00%
Expected life of liability				2 years	2 years
Remaining drew down from original loan facility														$ 5.0
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | Fourth Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares		$ 11.16												$ 11.16
Additions to loan payable		$ 3.0	$ 2,400,000
Allocation to liability portion			2,000,000
Allocation of conversion feature			400,000
Deferred tax liabilities			$ 100,000
Effective interest rate on liability		20.00%	20.00%
Description of expected life of liability		one and a half years	one and a half years
Remaining drew down from original loan facility														$ 3.0
Castle Mountain Acquisition [Member]
Disclosure Of Loans Payable [Line Items]
Stated rate percentage			4.00%
Additions to loan payable			$ 5,000,000